Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
Equity [Abstract]
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	3,565,857	3,526,700
Number of shares authorized to be repurchased	3,839,395
Number of shares repurchased to date	3,655,322
Cost of shares repurchased to date	$ 136.4
Number of shares repurchased during period	0	0